Leases - Schedule of Maturities of Lease Liabilities (Details)	Mar. 31, 2026 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 88,766
2027	56,714
Total lease payments	145,480
Less: imputed interest	(16,798)
Operating lease obligation, net	$ 128,682